Share Capital - Schedule of Options Data (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Total fair value of options granted	$ 252		$ 747	$ 3,970
Weighted-average grant date fair value of options granted, per option (in Dollars per share)	$ 3.33		$ 4.73	$ 5.32
Total intrinsic value of the options exercised		[1]	$ 271	$ 221
Total fair value of options vested	$ 1,549		$ 4,380	$ 2,802

[1]	Less than 1